Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2019
EARNINGS PER SHARE
Computations of Basic and Diluted Earnings Per Share

	Years Ended December 31,
	2019	2018
	(In Thousands, Except Per Share Data)

Numerator, net income	$14,215	$13,651

Denominator:
Weighted average shares outstanding	6,295	6,263
Less: Weighted average unvested restricted shares	(35)	(31)
Denominator: Basic earnings per share	6,260	6,232

Weighted average shares outstanding, basic	6,260	6,232
Add: Dilutive effect of stock options and restricted stock	72	58
Denominator: Diluted earnings per share	6,332	6,290

Basic earnings per common share	$2.27	$2.19

Diluted earnings per common share	$2.25	$2.17